Common Stock Warrants and Common Stock Warrant Liability (Details Textual)) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
		Jul. 16, 2019	Sep. 13, 2018	Aug. 13, 2018	Jul. 24, 2018	Jun. 20, 2018	Nov. 21, 2017	Jul. 31, 2019	Aug. 31, 2018	Jun. 30, 2018	Nov. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2018	Dec. 08, 2016	Jun. 30, 2015
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Warrants exercised														(64,901)		(73,783)
Common Stock Offering Warrants Issued														8,334
Exercise price (in dollars per share)												$ 1.6875		$ 1.6875
Share price (in dollars per share)																$ 0.59	$ 0.72
Change in fair value of the derivative warrant liability													$ 13	$ (3)	$ 19	$ 21	$ 87
Fair value adjustment of warrants															1	1	(69)
Proceeds from warrant exercises																2,100
Stock compensation expense														$ 675	3,090	$ 3,413	3,728
Number of share issued in transaction																1,475,659
Deemed dividend															$ 333	$ 333
Unexercised warrants																$ 159,093
Common Stock Warrant Issued to Underwriter of Common Stock Offering [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Number of shares purchased											945,000
Exercise price (in dollars per share)				$ 19.00	$ 1.47						$ 1.50
Warrant term											5 years
Description of method used											Lattice model
Share price (in dollars per share)				$ 20.40	$ 26.60						$ 1.00
Fair value of common stock warrant											$ 134
Expected volatility rate				74.00%	72.40%						73.80%
Expected term				4 years 3 months	4 years 3 months 29 days						5 years
Expected dividend rate				0.00%	0.00%						0.00%
Risk free interest rate				2.75%	2.83%						1.87%
Common Stock Warrants Issued To Participants in Offering of the Company's Common Stock [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued						56,696
Number of shares purchased						56,696	232,875									56,696
Exercise price (in dollars per share)						$ 30.00	$ 30.00
Warrant term							5 years
Description of method used							Lattice model
Share price (in dollars per share)							$ 20.00									$ 42.20
Fair value of common stock warrant							$ 661
Expected volatility rate							73.80%			72.60%
Expected term							5 years			5 years
Expected dividend rate							0.00%			0.00%
Risk free interest rate							187.00%			2.80%
Proceeds from warrant exercises						$ 1,700				$ 1,700
Stock compensation expense										1,700
New Warrants November 8, 2017 [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Number of shares purchased						56,696										17,088
Exercise price (in dollars per share)						$ 36.40
Proceeds from warrant exercises										$ 513
Warrants issued [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued																56,696
Exercise price (in dollars per share)																$ 36.40
University of Arizona Common Stock Warrant [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Number of shares purchased																				750
Exercise price (in dollars per share)												$ 158.20		$ 158.20		$ 158.20				$ 150.00
Warrant term																5 years
Description of method used																Monte Carlo option pricing model
Expected volatility rate														77.70%		77.70%
Expected dividend rate														0.00%		0.00%
Risk free interest rate														1.93%		1.93%
Change in fair value of the derivative warrant liability												$ 0		$ 0		$ 1
Derivative liability												$ 0		$ 0		$ 0				$ 53
Common Stock Offering Warrants Issued [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued																267,853	232,875
Exercise price (in dollars per share)	[1]															$ 23.00	$ 30.00
Common Stock Offering - Dealer Manager Warrants [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued																13,393
Exercise price (in dollars per share)																$ 34.50
Common Stock Offering Underwriter Warrants [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued																	47,250
Exercise price (in dollars per share)																	$ 30.00
H.C. Wainwright & Co [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued								8,334
Exercise price (in dollars per share)								$ 33.75
Warrant term								5 years
Description of method used								Lattice model based
Share price (in dollars per share)								$ 33.75
Expected volatility rate								133.30%
Expected term								5 years
Expected dividend rate								0.00%
Risk free interest rate								2.07%
Proceeds from warrant exercises								$ 127
Right Offering [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued				267,853
Exercise price (in dollars per share)				$ 23.00
Share price (in dollars per share)				$ 0.94
Fair value of common stock warrant				$ 3,600
Expected volatility rate			159.00%
Expected term			5 years
Expected dividend rate			0.00%
Risk free interest rate			2.77%
Number of share issued in transaction				267,853
Right Offering [Member] | Warrant [Member] | Maxim Partners LLC [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued				13,393
Exercise price (in dollars per share)				$ 34.50
Share price (in dollars per share)				$ 18.80
Fair value of common stock warrant				$ 169
Expected volatility rate				159.00%
Expected term				5 years
Expected dividend rate				0.00%
Risk free interest rate				2.77%
Right Offering [Member] | CommonStockPurchaseWarrantsMember
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Common Stock Offering Warrants Issued									133,393
Exercise price (in dollars per share)									$ 34.50
Private placement [Member] | CommonStockPurchaseWarrantsMember
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Exercise price (in dollars per share)											$ 30.00							$ 36.40
Public Offering [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Number of shares purchased							293,000
Exercise price (in dollars per share)							$ 1.00
Initial Public Offering [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Exercise price (in dollars per share)		$ 33.75
Number of share issued in transaction		151,852
Initial Public Offering [Member] | Warrant [Member]
Common Stock Warrants and Common Stock Warrant Liability (Textual)
Exercise price (in dollars per share)																			$ 192.00

[1]	The Common Stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.